Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite-lived trademarks	$ 82.4	$ 82.8	$ 83.8